Shareholder Report, Average Annual Return (Details)	12 Months Ended	52 Months Ended	58 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000216959
Average Annual Return [Line Items]
Average Annual Return, Percent	8.43%	4.16%
Without Sales Load [Member] | C000216959
Average Annual Return [Line Items]
Average Annual Return, Percent	10.93%	4.71%
Without Sales Load [Member] | C000216960
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%		3.63%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(1.80%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)